Transmission Rights and Programming (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Transmission Rights and Programming.
Transmission rights	$ 1,911,126	$ 14,743,043
Programming		5,689,652
Total transmission rights and programming	1,911,126	20,432,695
Transmission rights	1,022,782	9,823,088
Programming		3,017,938
Total non-current transmission rights and programming	1,022,782	12,841,026
Current portion of transmission rights and programming	888,344	7,591,669
Transmission rights and programming charged to consolidated cost of revenues	2,497,519	14,577,558	$ 12,691,287
Discontinued operations of transmission	$ 1,211,927	$ 12,704,761	$ 10,988,850